Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Unrecognized Tax Benefits [Roll Forward]
Gross unrecognized tax benefits—April 1	$ 83	$ 62	$ 54
Gross increases—tax positions in prior period	0	5	6
Gross decreases—tax positions in prior period	(11)	(1)	0
Gross increases—tax positions in current period	31	19	7
Settlements	(2)	0	(1)
Lapse of statute of limitations	0	(1)	(1)
Foreign exchange	0	(1)	(3)
Gross unrecognized tax benefits— March 31	$ 101	$ 83	$ 62